3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 10, 2013	Dec. 09, 2013	Jun. 08, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Shares Issued	416,950,000	335,000,000	1,675,000,000		0
Shares Outstanding		335,000,000	1,675,000,000
par value		$ 0.01		$ 0.01	$ 0.01